Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
September 30, 2025
CII-NPRT1-1125
1.808775.121
Common Stocks - 99.5%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	210,100	57,966,958
BRAZIL - 0.9%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
MercadoLibre Inc (b)	19,841	46,367,227
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	963,300	10,461,438
TOTAL BRAZIL		56,828,665
CANADA - 1.5%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	216,200	32,129,482
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States) (c)	190,200	32,060,112
Franco-Nevada Corp	150,400	33,476,617
		65,536,729
TOTAL CANADA		97,666,211
CHINA - 1.8%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Tencent Holdings Ltd	1,095,400	93,338,598
Consumer Discretionary - 0.4%
Automobiles - 0.2%
BYD Co Ltd H Shares	725,315	10,252,094
Broadline Retail - 0.2%
Alibaba Group Holding Ltd ADR	92,500	16,532,525
TOTAL CONSUMER DISCRETIONARY		26,784,619

TOTAL CHINA		120,123,217
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (b)	866,200	29,491,901
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	11,200	712,432
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	993,684	10
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	175,130	43,332,651
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (b)	3,200	2,360,192
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	613,601	171,372,623
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (b)(c)	169,100	42,951,400
UNITED STATES - 90.1%
Communication Services - 14.1%
Entertainment - 4.2%
Live Nation Entertainment Inc (b)(c)	185,134	30,250,896
Netflix Inc (b)	134,440	161,182,805
ROBLOX Corp Class A (b)	215,000	29,781,799
Spotify Technology SA (b)	81,700	57,026,600
		278,242,100
Interactive Media & Services - 9.9%
Alphabet Inc Class A	1,338,868	325,478,811
Epic Games Inc (b)(d)(e)	2,244	1,641,553
Meta Platforms Inc Class A	422,736	310,448,864
Reddit Inc Class A (b)	91,200	20,975,088
		658,544,316
TOTAL COMMUNICATION SERVICES		936,786,416

Consumer Discretionary - 10.7%
Automobiles - 1.7%
Tesla Inc (b)	250,506	111,405,028
Broadline Retail - 4.6%
Amazon.com Inc (b)	1,402,012	307,839,776
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	39,111	12,587,484
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	87,877	10,670,025
Booking Holdings Inc	9,500	51,293,065
Hilton Worldwide Holdings Inc	165,121	42,838,992
Viking Holdings Ltd (b)	524,435	32,598,880
		137,400,962
Household Durables - 0.9%
Blu Homes Inc (b)(d)(e)	3,320,224	1,029
DR Horton Inc	201,204	34,098,042
SharkNinja Inc (b)	232,000	23,930,800
		58,029,871
Specialty Retail - 1.2%
AutoZone Inc (b)	5,300	22,738,272
Lowe's Cos Inc	28,607	7,189,225
Ross Stores Inc	133,100	20,283,109
Williams-Sonoma Inc	153,817	30,063,533
		80,274,139
TOTAL CONSUMER DISCRETIONARY		707,537,260

Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	52,600	48,688,138
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	250,850	22,104,902
Tobacco - 0.7%
Philip Morris International Inc	286,700	46,502,740
TOTAL CONSUMER STAPLES		117,295,780

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy Inc	186,079	43,724,843
EQT Corp	125,300	6,820,079
		50,544,922
Financials - 8.2%
Banks - 0.6%
Bank of America Corp	793,900	40,957,301
Capital Markets - 2.4%
Cboe Global Markets Inc	118,100	28,964,025
Charles Schwab Corp/The	325,900	31,113,673
Coinbase Global Inc Class A (b)	83,500	28,180,415
Gemini Space Station Inc Class A (c)	5,300	126,988
Morgan Stanley	431,710	68,624,622
		157,009,723
Consumer Finance - 0.5%
Capital One Financial Corp	166,336	35,359,707
Financial Services - 4.7%
Apollo Global Management Inc	334,900	44,632,123
Mastercard Inc Class A	463,438	263,608,169
Visa Inc Class A	4,980	1,700,072
		309,940,364
TOTAL FINANCIALS		543,267,095

Health Care - 5.8%
Biotechnology - 1.8%
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	6,788
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	6
Alnylam Pharmaceuticals Inc (b)	205,249	93,593,544
Blueprint Medicines Corp rights (b)(d)	20,114	0
Insmed Inc (b)	127,276	18,329,017
Legend Biotech Corp ADR (b)	240,413	7,839,868
Soleno Therapeutics Inc (b)	32,873	2,222,215
		121,991,438
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp (b)	197,478	19,279,777
Edwards Lifesciences Corp (b)	434,000	33,752,181
Insulet Corp (b)	105,400	32,540,142
Penumbra Inc (b)	71,392	18,085,021
		103,657,121
Health Care Providers & Services - 0.3%
CVS Health Corp	252,700	19,051,053
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	68,800	20,496,208
Pharmaceuticals - 1.8%
Eli Lilly & Co	153,556	117,163,228
TOTAL HEALTH CARE		382,359,048

Industrials - 5.9%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (d)(e)	800	32,704
Boeing Co (b)	215,100	46,425,033
GE Aerospace	117,877	35,459,759
		81,917,496
Building Products - 0.9%
Trane Technologies PLC	143,952	60,741,986
Construction & Engineering - 0.5%
Dycom Industries Inc (b)	58,100	16,951,256
EMCOR Group Inc	20,900	13,575,386
		30,526,642
Electrical Equipment - 1.0%
GE Vernova Inc	108,707	66,843,934
Ground Transportation - 0.0%
Uber Technologies Inc (b)	6,890	675,013
Machinery - 1.5%
Deere & Co	71,679	32,775,940
Parker-Hannifin Corp	26,600	20,166,790
Westinghouse Air Brake Technologies Corp	187,961	37,680,542
		90,623,272
Professional Services - 0.1%
Equifax Inc (c)	37,707	9,672,977
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	95,118	21,286,586
United Rentals Inc	26,500	25,298,490
		46,585,076
TOTAL INDUSTRIALS		387,586,396

Information Technology - 40.2%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	509,774	63,084,533
Semiconductors & Semiconductor Equipment - 18.7%
Broadcom Inc	890,993	293,947,501
Marvell Technology Inc	425,300	35,754,970
NVIDIA Corp	4,873,694	909,333,827
		1,239,036,298
Software - 15.6%
Asapp Inc warrants 8/28/2028 (b)(d)(e)	1,014,955	984,506
Cadence Design Systems Inc (b)	72,600	25,501,476
Circle Internet Group Inc Class A (c)	10,000	1,325,800
Datadog Inc Class A (b)	162,700	23,168,480
Microsoft Corp	1,465,700	759,159,315
OpenAI Global LLC rights (b)(d)(e)	3,433,000	7,106,310
Oracle Corp	520,349	146,342,953
Palantir Technologies Inc Class A (b)	207,600	37,870,392
Synopsys Inc (b)	66,100	32,613,079
Via Transportation Inc (b)(c)	6,300	302,904
		1,034,375,215
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	1,282,644	326,599,642
TOTAL INFORMATION TECHNOLOGY		2,663,095,688

Materials - 1.0%
Chemicals - 1.0%
Corteva Inc	549,300	37,149,159
Sherwin-Williams Co/The	86,800	30,055,368
		67,204,527
Real Estate - 0.6%
Health Care REITs - 0.2%
Ventas Inc	235,200	16,461,648
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (b)	386,660	29,792,153
TOTAL REAL ESTATE		46,253,801

Utilities - 1.0%
Electric Utilities - 0.8%
Constellation Energy Corp	38,300	12,603,381
NRG Energy Inc	233,800	37,863,910
		50,467,291
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	85,300	16,711,976
TOTAL UTILITIES		67,179,267

TOTAL UNITED STATES		5,969,110,200
TOTAL COMMON STOCKS (Cost $4,540,363,829)		6,591,916,460

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $809,600)	809,600	791,788

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(d)(e)	423	696,317
Canva Australia Holdings Pty Ltd Series A2 (b)(d)(e)	77	126,753

TOTAL AUSTRALIA		823,070
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	30,000	396,000
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	75,700	158,213
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(d)(e)	114,642	4,686,565
Anduril Industries Inc Series G (d)(e)	7,400	302,512
		4,989,077
Information Technology - 0.3%
IT Services - 0.1%
X.Ai Holdings Corp Series C (d)(e)	204,100	7,461,896
Software - 0.2%
Anthropic PBC Series F (d)(e)	25,300	3,566,541
Asapp Inc Series C (b)(d)(e)	250,763	391,190
Asapp Inc Series D (b)(d)(e)	1,768,998	2,282,008
Databricks Inc Series K (d)(e)	23,900	3,585,000
		9,824,739
TOTAL INFORMATION TECHNOLOGY		17,286,635

Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(d)(e)	50,974	592,318
Illuminated Holdings Inc Series C3 (b)(d)(e)	63,718	740,403
Illuminated Holdings Inc Series C4 (b)(d)(e)	18,303	212,681
Illuminated Holdings Inc Series C5 (b)(d)(e)	36,887	428,627
		1,974,029
TOTAL UNITED STATES		24,803,954
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,522,032)		25,627,024

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $1,098,800)	1,098,800	1,355,150

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $65,345,540)	4.19	65,339,006	65,345,540

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,637,139,801)	6,685,035,962
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(62,491,205)
NET ASSETS - 100.0%	6,622,544,757

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,540,064 or 0.6% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $234,632.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	382,824

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,491,927

Anduril Industries Inc Series G	4/17/2025	302,533

Anthropic PBC Series F	8/18/2025	3,566,480

Asapp Inc Series C	4/30/2021	1,654,309

Asapp Inc Series D	8/29/2023	6,830,986

Asapp Inc warrants 8/28/2028	8/29/2023	0

Blu Homes Inc	5/21/2020	5,742

Canva Australia Holdings Pty Ltd Series A	9/22/2023	451,198

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	82,132

Databricks Inc Series K	9/8/2025	3,585,000

ElevateBio LLC Series C	3/9/2021	317,562

Epic Games Inc	3/29/2021	1,985,940

Illuminated Holdings Inc 15%	6/14/2023	809,600

Illuminated Holdings Inc 15%	9/27/2023	1,098,800

Illuminated Holdings Inc Series C2	7/7/2020	1,274,350

Illuminated Holdings Inc Series C3	7/7/2020	1,911,540

Illuminated Holdings Inc Series C4	1/8/2021	658,908

Illuminated Holdings Inc Series C5	6/16/2021	1,593,518

OpenAI Global LLC rights	9/30/2024	3,433,000

X.Ai Holdings Corp Series C	11/22/2024	4,418,765

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,622,227	496,292,604	559,914,972	390,263	141	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	186,613,316	153,919,701	275,187,477	284,287	-	-	65,345,540	65,339,006	0.2%
Total	250,235,543	650,212,305	835,102,449	674,550	141	-	65,345,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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